Basis of Presentation and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Basis of Presentation and Summary of Significant Accounting Policies
Description of Business

Description of Business

MEDIROM Healthcare Technologies Inc. ("Parent") and its six subsidiaries (collectively, the "Company") are one of the leading holistic health services providers in Japan. The Company is a franchisor and operator of healthcare salons across Japan and is a preferred platform partner for large consumer brands, healthcare service providers, and government entities to affect positive health outcomes. The Company primarily engages in three lines of business: Relaxation Salon Segment (retail), Luxury Beauty (retail) and Digital Preventative Healthcare Segment (healthtech). Refer to description below and Note 11 for segment information.

Parent was originally incorporated in Japan on July 13, 2000 under the name "Kabushiki Kaisha Young Leaves." In January 2017, Parent changed Parent’s name to "MEDIROM Inc." In March 2020, Parent changed Parent’s name to "MEDIROM Healthcare Technologies Inc."

Relaxation Salon Segment (See Note 11 for segment information)

The Relaxation Salon Segment is the core of our business, whereby we own, develop, operate, or franchise and support relaxation salons. The salon locations cover major cities throughout Japan, with strong market presence in the Tokyo metropolitan area. The Segment includes several Relaxation Salon brands including Re.Ra.Ku®, and as of December 31, 2022, 2021 and 2020, it has a total of 312, 312 and 290 salons, respectively. The following table presents total number of salons by operation type:

	Number of
	Relaxation Salons
	2022	2021	2020
Directly-operated	199	188	150
Franchised	113	124	140
Total	312	312	290

See Note 2, "Business Combination" for the number of salons acquired during each year. The results of operations of directly-operated salons converted to franchised salons in sale transactions with franchisees were not material either individually or in the aggregate to the consolidated financial statements.

Digital Preventative Healthcare Segment (See Note 11 for segment information)

The Digital Preventative Healthcare Segment mainly consists of the following operations: government-sponsored Specific Health Guidance program, utilizing our internally-developed on-demand health monitoring smartphone application, or Lav®; our MOTHER Bracelet® for fitness applications.

Luxury Beauty Segment (See Note 2 for business combination and Note 11 for segment information)

In October 2021, the Company acquired 60% of the ownership interest in ZACC Kabushiki Kaisha (“ZACC”), a high-end hair salon company, and acquired the remaining outstanding common stock in January 2022. ZACC owns and operates 3 luxury hair salon brands (ZACC vie, ZACC raffine, and ZACC ginza), all of which have been recognized by customers for over 30 years for their high level of techniques and hospitality. The remaining 40% of the ownership interest in ZACC was transferred to the Company on January 1, 2022, for ¥148,000 thousand.

Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements are presented in Japanese yen, the currency of the country in which the Company is incorporated and principally operates. The accompanying consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP").

Going Concern and Liquidity

Going Concern and Liquidity

During 2021, the Japanese government issued multiple Declarations of Public Emergency for COVID-19, which impacted Tokyo and other prefectures where our salons are located. These measures remained in place for a significant amount of time and has resulted in the temporary closures of the Company’s salons, affecting the operation of our salons located in shopping malls and spa facilities. Under Declarations of Public Emergency, up to 28 salons had shortened operation and 36 salons temporarily closed their operation. As a direct result in 2021, the Company experienced negative cash flows from operations and also used a significant amount of cash for acquisitions and investments. In addition, it had losses from operations in 2021 and 2020, and has had a working capital deficit and an accumulated deficit for the past three years. As a result, the Company’s revenues, results of operations and cash flows have been materially adversely impacted which raised substantial doubt about the Company’s ability to continue as a going concern.

In response to such events, management has been taking aggressive and prudent actions to reduce expenses to preserve cash on hand. The Company fully implemented its new business model and had sold 19 directly-owned salons for aggregate gross sale price of ¥1,122,595 thousand for the year ended December 31, 2022. As a result, our sales and profitability have been in the progress of recovery. The Company has identified additional directly-owned salons in 2023, for sale and is currently marketing them to investors. We believe this model will provide upfront capital as well as maximize the return on capital investment in our relaxation salon segment, accelerate salon openings by reinvesting the proceeds from the sales of salons, and generate additional income from the salons that were sold to investors and are under management by us. In addition to restored profitability of our relaxation salon business, the Company started shipping units of Mother Bracelet® in March 2022. The Company generated a total revenue of ¥340,289 thousand from Mother Bracelet® during 2022. As we continue to grow, we expect to drive greater efficiencies across our operations,development and marketing organizations and further leverage our technology and existing support infrastructure. We believe we will be able to reduce the percentage of corporate costs to revenue over time to enhance margins as general and administrative expenses are expected to grow at a slower rate due to expected efficiencies of scale as we expand our salon network. However, this also increases our necessity for additional working capital for the larger size of business.

Despite we have positive cash flows from our operations before adjusting the proceeds from sales of salons in 2022 after all Declarations of Emergency were lifted nationwide, our net assets position remains negative as of December 31, 2022. Since the Company issues Re.Ra.Ku Card, a prepaid card settlement system with which customers of our salons can make deposits on their prepaid cards and make payments, the Company is subject to regulation under the Settlement Act. Pursuant to the Settlement Act, issuers of prepaid cards are required to maintain net assets of more than JPY 100 million. As of December 31, 2022, the Company’s net assets have fallen below JPY100 million under Japanese GAAP (“JGAAP”) on a standalone basis. If we fail to show a persuasive plan to rectify the situation in the foreseeable future, our registration as the issuer of the prepaid cards may be revoked and we may be required to refund any unused prepaid card balance to customers who have purchased the prepaid cards. The Company is currently in consultation with the regulatory authority.

As a result of all of the conditions above, we expect that our cash and cash equivalents as of December 31, 2022 of JPY605,454 thousand (US$4,593 thousand) may not be sufficient to fund our operating expenses, capital expenditure requirements, and debt service obligations for the 12 months following the issuance date of the audit opinion for the financial statements contained in this annual report. On the other hand, we have no assurance that we could raise an additional capital enough to fulfill all of such payment obligation in the foreseeable future.

The Company’s consolidated financial statement as of December 31, 2022, were prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business.

Consolidation and Variable Interest Entities

Consolidation and Variable Interest Entities

Effective July 1, 2021, Bell Epoc Wellness Inc., a subsidiary of the Company, was merged with Decollte Wellness Corporation, another subsidiary of the Company pursuant to an absorption-type company split agreement, with Bell Epoc Wellness Inc. being the successor entity. The purpose of this reorganization is to achieve more efficiency in training therapists and operating the relaxation salons, and to integrate the brands. As these subsidiaries were under common control, there was no impact to the consolidated financial statements. Bell Epoc Wellness Inc. changed its name to Wing Inc. effective November 1, 2021. The consolidated financial statements for the year ended December 31, 2022 include the accounts of Parent and the following subsidiaries: Medirom Healthcare Technologies Inc, JOYHANDS WELLNESS Inc., Wing Inc., Bell & Joy Power Partners, Inc., SAWAN Co., Ltd., ZACC Kabushiki Kaisha (“ZACC”), and Medirom Human Resources Inc. All intercompany transactions have been eliminated in consolidation. Investments in companies over which the Company has significant influence but not control are accounted for by the equity method. The Company evaluates its investments and other significant relationships to determine whether any investee is a variable interest entity (“VIE”). If the Company concludes that an investee is a VIE, the Company evaluates its power to direct the activities of the investee, its obligation to absorb the expected losses of the investee and its right to receive the expected residual returns of the investee to determine whether the Company is the primary beneficiary of the investee. If the Company is the primary beneficiary of a VIE, the Company consolidates such entity and reflects the noncontrolling interest of other beneficiaries of that entity. There is no VIE where the Company is the primary beneficiary as of December 31, 2022 and 2021.

Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates and assumptions reflected in the consolidated financial statements include, but are not limited to, the allowance for doubtful accounts, fair value of intangible assets acquired through business combination, impairment of long-lived assets and goodwill, asset retirement obligations, valuation of stock-based compensation, going concern and valuation of deferred tax assets. Management bases these estimates on assumptions that it believes to be reasonable under the circumstance, including considerations for the unwinding of the COVID-19 pandemic.

Foreign Currency Translation

Foreign Currency Translation

Assets and liabilities denominated in foreign currencies are translated into Japanese yen at the respective year-end exchange rates. All revenue and expenses from assets and liabilities denominated in foreign currencies are converted to Japanese yen at the exchange rate prevailing when transactions occur. Exchange gains and losses resulting from foreign currency transactions and the conversion of monetary assets and liabilities denominated in foreign currencies are included in foreign exchange income in the consolidated statements of operation.

Mandatorily Redeemable Noncontrolling Interests

Mandatorily Redeemable Noncontrolling Interests

Mandatorily redeemable noncontrolling interests represent equity interests in ZACC owned by outside parties in 2021. Noncontrolling interests are considered mandatorily redeemable when they are subject to an unconditional obligation to be redeemed by the Company on a specified date and are presented as a liability. As of December 31, 2021, the noncontrolling interest related to ZACC was classified as a current liability based on the terms of the purchase agreement. There was no noncontrolling interest in the year ended December 31, 2022 as the Company has fully acquired ZACC as disclosed in Note2.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand or other highly liquid investments placed with banks or other financial institutions which are unrestricted as to withdrawal or use and have original maturities of less than three months. There are no cash equivalents balances for the periods presented.

Time Deposits

Time Deposits

Time deposits presented in the consolidated balance sheets are short-term investments, whose maturity dates are longer than three months but less than one year. Time deposits with maturity dates of longer than one year are included in other assets in the consolidated balance sheets.

Accounts Receivable-Trade, Net

Accounts Receivable—Trade, Net

The accounts receivable-trade on the Company's consolidated balance sheets primarily includes accounts receivables from franchisees. The balance is presented net of an allowance for expected losses (i.e., doubtful accounts), primarily related to receivables from the Company's franchisees. The Company monitors the financial condition of its franchisees and records provisions for estimated losses on receivables when it believes franchisees are unable to make their required payments based on factors such as delinquencies and aging trends. The allowance for doubtful accounts is the Company's best estimate of the amount of probable credit losses incurred related to existing accounts and receivables. the allowance for doubtful accounts related to accounts receivable-trade was ¥5,873 thousand and ¥6,689 thousand at December 31, 2022 and 2021, respectively.

Accounts Receivable-Other, Net and Long-Term Accounts Receivable-Other, Net

Accounts Receivable—Other, Net and Long-Term Accounts Receivable—Other, Net

The accounts receivable—other on the Company's consolidated balance sheets primarily includes accounts receivable from commercial facility landlords and credit card companies related directly-operated salon's revenue and franchisee's revenue collected by these entities on behalf of the Company. As of December 31, 2022 and 2021, accounts receivable from commercial facilities and credit card companies of ¥877,372 thousand and ¥457,642 thousand, respectively, are included in the accounts receivable—other, net on the consolidated balance sheets. The balance is presented net of an allowance for expected losses (i.e., doubtful accounts). The Company monitors the financial condition of its debtor and records provisions for estimated losses on receivables when it believes debtors are unable to make their required payments based on factors such as delinquencies and aging trends. The allowance for doubtful accounts is the Company's best estimate of the amount of probable credit losses incurred related to existing accounts and receivables. As of December 31, 2021, the allowance for doubtful accounts related to accounts receivable-other was ¥23,337 thousand. There was no allowance for doubtful accounts related to accounts receivable-other as of December 31, 2022.

Long-term accounts receivable—other mainly consists of a non-interest bearing receivable due from an unrelated business entity, with a monthly repayment amount of ¥1,200 thousand and maturity of July 31, 2038. As of December 31, 2022 and 2021, the principal balance due was ¥225,380 thousand and ¥223,945 thousand, respectively. The short-term principal balance due was ¥14,400 thousand as of December 31, 2022 and 2021, which are included in accounts receivable-other, net in the consolidated balance sheets. Long-term accounts receivable—other includes other long-term accounts receivable of ¥13,019 thousand as of December 31, 2022 and 2021. The Company monitors the financial condition of its obligor and records provisions for estimated losses on receivables when it believes the obligors are unable to make their required payments. As of December 31, 2022 and 2021, the related allowance for doubtful accounts on long-term accounts receivable—other was ¥157,052 thousand and ¥135,066 thousand, respectively.

Concentrations

Concentrations

Financial instruments, which potentially subject the Company to concentrations of credit risk, consist principally of cash. The Company primarily places its cash with high-credit quality financial institutions. The Company's cash deposits, of up to ¥10,000 thousand are insured by the Japanese government. From time to time, the Company has deposits in excess of the insured amounts.

Inventories

Inventories

Inventories consist principally of merchandise. A portion of inventories are also used for salon services. Inventories are stated at the lower of cost or net realizable value, cost being determined by the first-in, first-out method for merchandise.

Investments

Investments

The Company uses the equity method to account for equity investments over which it has significant influence but does not own a majority equity interest or otherwise control, generally accompanying a shareholding of between 20% and 50% of the voting rights. The share of earnings or losses of the investee are included in equity in earnings of investment in the consolidated statements of operation. Equity method adjustments include the company’s proportionate share of investee income or loss and other adjustments required by the equity method. The Company evaluates its equity method investments for impairment whenever an event or change in circumstances occurs that may have a significant adverse impact on the fair value of the investment. If a loss in value has occurred and is deemed to be other than temporary, an impairment loss is recorded. Several factors are reviewed to determine whether a loss has occurred that is other than temporary, including absence of an ability to recover the carrying amount of the investment, the length and extent of the fair value decline, and the financial condition and future prospects of the investee.

Investments in equity securities, in which the Company does not have significant influence, and for which there is not a readily determinable fair value, are recorded at cost, minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments in the same issuer.

When the Company evaluates whether these non-marketable equity securities are impaired or not, the Company evaluates first whether an event or change in circumstances has occurred in the period that may have significant adverse effect on the fair value of the securities (an impairment indicator).

The Company uses such impairment indicators as follows:

(1)	A significant deterioration in the earnings performance or business prospects of the investee.
(2)	A significant adverse change in the regulatory, economic, or technological environment of the investee.
(3)	A significant adverse change in the general market condition of either the geographic area or the industry in which the investee operates.
(4)	A recent example of the new issuance of a security, in which the issue price is less than our cost.

The Company estimates the fair value of the non-marketable equity securities when an impairment indicator is present. The fair value is determined as a result of considering various unobservable inputs which are available to the Company, including expectation of future income of the investees, net asset value of the investees, and material unrealized losses to be considered in assets and liabilities held by the investees. The Company recognizes impairment of non-marketable equity securities when the fair value is below the carrying amount and the decline in fair value is considered to be other-than-temporary.

Leases

Leases

The Company considers whether a contract is a lease or if it contains a lease element when a contract is executed. If a contract conveys the right to control the use of the identified asset for a period of time in exchange for consideration, such contract is determined to contain a lease element. When the contract contains a lease element, a lease is either classified as operating lease or finance lease when the Company is a lessee, and a sales-type lease or direct financing lease when the Company is a lessor.

The Company, as a lessee, applies the right-of-use model to account for lease transactions. Under the right-of-use model, right-of-use asset and lease liability are recognized at commencement date. The Company measures its lease liability at present value of future lease payments over the remaining term. The Company uses its incremental borrowing rate for the discount rate to calculate the present value of the payments since it is difficult and not practical to determine the interest rate implicit in the lease. The Company's incremental borrowing rate is the rate of interest that a lessee would have to pay to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment. Right-of-use asset is initially measured as the initial amount of the lease liability, plus any lease payments made to the lessor before the lease commencement date, plus any initial direct costs incurred, minus any lease incentives received. When the Company determines a lease term, if a lease contract contains an option to extend its lease term, the Company is reasonably certain to exercise such option. This is mainly due to the severe economic loss the Company may face for not exercising the right of extension, such as recognizing impairment loss of attached facilities and loss resulting from failure to receive the franchise fee originally obtainable. Therefore, the lease term includes the option to extend. Initial lease terms are generally between 3 and 10 years.

For operating leases, the Company recognizes the minimum lease payments where it is the lessee and the minimum lease income where it is the lessor on a straight-line basis over the lease term, and reflects them as rental expenses and rental revenues, respectively, in the consolidated statements of operation. The Company elected to separate lease and non-lease components and not to recognize leases with an initial term of 12 months or less.

Operating rental expense includes amortization of right-of-use assets and interests on lease liability. Variable lease expenses are primarily linked to sales and are excluded from the measurement of lease liability.

Rental expenses are recorded in the consolidated statements of operation based on the nature of the underlying lease. Rental expense related to leases for directly-operated salons and for leased properties that are subsequently subleased to franchisees are recorded to cost of revenue from directly-operated salons and cost of franchise revenue, respectively, and rental expense related to leases for corporate offices is recorded to selling, general and administrative expenses.

Rental income for operating leases on properties subleased to franchisees is recorded to franchise revenue. Terms and conditions of the sublease agreements are arranged to pass through lease obligations under head leases to the franchisees. Sublease income is presented on a gross basis on the accompanying consolidated statements of operation, as the Company remains the primary obligor.

For newly executed contracts, renewal and revision related to leases, estimates and certain assumptions are used to determine asset value, useful lives, discount rate, lease term, etc. and these have effects on (1) classification of lease, (2) measurement of rental payments and (3) measurement of lease asset. These results may differ if varying estimates and assumptions are used.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment are recorded at cost, less accumulated depreciation. Depreciation of property and equipment is computed principally using the straight-line method based on the estimated useful life of the assets.

The useful lives for depreciation by major asset classes are as follows:

Leasehold improvements	Lesser of 15 years or the remaining lease term
Vehicles	2-6 years
Tools, furniture and fixtures	2-13 years

Other Intangible Assets, Net

Other Intangible Assets, Net

Other intangible assets with finite useful lives consist primarily of capitalized software, reacquired franchise rights, definite-lived trademarks, and customer relationships. The Company capitalizes both eligible internal and external costs of developing or obtaining computer software for internal use. Costs incurred to develop internal-use software during the application development stage are capitalized until the software is substantially complete and ready for its intended use. Costs related to data conversion, training and maintenance costs associated with internal-use software are expensed as incurred. Capitalized software is amortized over the estimated useful life (3-5 years) using the straight-line method. The Company amortizes the fair value of reacquired franchise rights over the remaining contractual terms of the reacquired franchise rights at the time of the acquisition, which generally range from 1-5 years. The Company amortizes the fair value of trademarks over the estimated useful life (10 years). The

Company amortizes the fair value of customer relationships over the estimated useful life (3-7 years). Other intangible assets with indefinite useful lives consist primarily of trademarks that are generally recorded in connection with business combinations at their fair value. Indefinite-lived intangibles should be tested for impairment annually and more frequently if events or changes in circumstances indicate that it is more likely than not that the asset is impaired. Due to the Company’s internal reorganization in July 2021, the Company is no longer using the indefinite-lived trademark and therefore recorded an impairment of ¥38,922 thousand in 2021 which is included in impairment loss on long-lived assets in the consolidated statements of operation. There was no impairment in intangible assets recorded in 2022.

Impairment of Long-lived Assets, Excluding Goodwill

Impairment of Long-lived Assets, Excluding Goodwill

The Company assesses impairment of long-lived assets at the individual salon level, as this is the lowest level for which identifiable cash flows are largely independent of other groups of assets and liabilities. Long-lived assets include property and equipment, right-of-use lease assets, internal use software, and definite-lived intangible assets. The Company reviews the carrying value of long-lived assets for impairment whenever events or circumstances occur that indicate that the carrying value of the assets may not be recoverable. The assets are considered to be impaired when the estimated undiscounted cash flows expected to result from the use of the assets and their eventual disposition are less than their carrying values. The impairment loss is measured as the amount by which the carrying value of the asset or asset group exceeds its fair value. In determining the fair value, the Company uses present value techniques, if appropriate, based on the estimated future cash flows expected to result from the use of the assets and their eventual dispositions. During 2021, long-lived assets impairment charges related to continuing operations of ¥3,165 thousand, ¥39,067 thousand and ¥20,979 thousand were recorded on property and equipment, other intangible assets and right-of-use asset—operating leases, respectively. Long-lived assets impairments are recorded in impairment loss on long-lived assets in the consolidated statements of operation. There was no impairment loss in the year ended December 31, 2022.

Acquisitions

Acquisitions

The Company evaluates acquisitions of assets and other similar transactions to assess whether or not the transaction should be accounted for as a business combination or asset acquisition by first applying a screen test to determine if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets. If the screen is met, the transaction is accounted for as an asset acquisition. If the screen is not met, further determination is required as to whether or not we have acquired inputs and processes that have the ability to create outputs which would meet the definition of a business. Significant judgment is required in the application of the screen test to determine whether an acquisition is a business combination or an acquisition of assets.

If an acquisition is determined to be a business combination, the assets acquired and liabilities assumed are recorded at their respective estimated fair values at the date of the acquisition. Any excess of the purchase price over the estimated fair values of the identifiable net assets acquired is recorded as goodwill.

If an acquisition is determined to be an asset acquisition, the cost of the asset acquisition, including transaction costs, are allocated to identifiable assets acquired and liabilities assumed based on a relative fair value basis. If the cost of the asset acquisition is less than the fair value of the net assets acquired, no gain is recognized in earnings. The excess fair value of the acquired net assets acquired over the consideration transferred is allocated on a relative fair value basis to the identifiable net assets (excluding non-qualifying assets).

Determining estimated fair value requires a significant amount of judgment and estimates. If assumptions change or errors are determined in our calculations, the fair value could materially change resulting in a change in goodwill or identifiable net assets acquired.

Goodwill

Goodwill

Goodwill represents the excess of cost over fair value of identifiable net assets acquired and assumed in business combinations. The Company generally records goodwill in connection with the acquisition of relaxation salons from franchisees. Upon the sale of relaxation salons to franchisees, goodwill is decremented. In addition, the

Company records goodwill when the Company acquires other entities. Goodwill and intangible assets that are deemed to have indefinite useful lives are subject to impairment testing. Impairment testing is performed annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. Goodwill impairment assessments are performed at the reporting unit level, which is the same as the Company's operating segments. The Company utilizes a qualitative assessment for determining whether step one of the goodwill impairment analysis is necessary. If a step one test is considered necessary based on the qualitative factors, the Company compares the estimated fair value of a reporting unit to its carrying value. The carrying value of each reporting unit is based on the assets and liabilities associated with the operations of the reporting unit. The Company calculates estimated fair values of the reporting units based on discounted future cash flows utilizing estimates in annual revenue, service and product margins, fixed expense rates, allocated corporate overhead, directly-operated and franchise salon counts, and long-term growth rates for determining terminal value. If the carrying amount of a reporting unit exceeds its fair value, a loss will be recorded for the excess of the carrying value of the reporting unit over the fair value of the reporting unit. The Company did not recognize impairment losses for any goodwill during the years ended December 31, 2022, 2021 and 2020.

Asset Retirement Obligations

Asset Retirement Obligations

The Company records asset retirement obligations when the obligation is incurred. The obligation is measured at fair value and included in other current liabilities and asset retirement obligations. When the liability is initially recorded, the Company capitalizes the related cost by increasing the carrying amount of the related long-lived asset. The liability is accreted to its present value, and the capitalized cost is depreciated over the asset's useful life.

Revenue Recognition

Revenue Recognition

Revenues are recognized when control of the promised goods or services are transferred to the customers, in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services.

The Company determines revenue recognition through the following steps:

Step 1: identification of the contract with a customer;

Step 2: identification of the performance obligations in the contract;

Step 3: determination of the transaction price;

Step 4: allocation of the transaction price to the performance obligations in the contract;

Step 5: recognition of revenue when, or as, the Company satisfies a performance obligation.

Revenue from Directly-Operated Salons

Revenues from directly-operated salons (including sales in the Luxury Beauty segment) are recognized when services are provided at the salons. The promised services for directly operated studios are the services ordered by the end customer from the service menu. The services are provided in one appointment. Therefore, there is only one performance obligation. As the customer simultaneously receives and consumes the benefits of the relaxation services, the revenue is recognized over time using the delivery output method.

Revenue from prepaid cards is recognized when the services are transferred. When value is added to a prepaid card, the Company records a contract liability for its performance obligation to stand ready to transfer services in the future (or transfer funds to franchisee who provides service). When the services or funds are transferred, it derecognizes the contract liability and correspondingly recognizes revenue net of any funds transferred to franchisees. The Company expects to be entitled to a certain amount of breakage and recognizes revenue from breakage proportionately to the redemptions exercised by the customer.

The Company also sells salons that were previously owned to third-party investors. Such investors are required to enter into Service Agreements with the Company to allow it to manage the operations of the salons and the Company will charge a fee for the management services to be provided. As this is a recurring source of income for the Company as part of the larger strategy for the relaxation salons segment, the sale of salons is considered part of the Company’s ongoing major or central operations and thus ordinary activities for the Company. Therefore, the

Company applies ASC 606 to these contracts. Revenue from the sale of directly-owned salons is comprised of the (i) transfer of the salon assets and business rights and (ii) outsourced salon operation services. The revenue for the transfer of salon assets and business rights is recognized at a point in time when the agreement is signed, and control is transferred to the customer. The consideration for the transfer of the salon is generally collected upfront. There is no significant financing component. The proceeds from the transfer of the salon are presented as cash flows from investing activities on the consolidated statements of cash flow to be consistent with how the cash outflows and inflows are classified related to the salon’s purchase and sale. Revenue from the Service Agreement are recognized over the term of the agreement as services are provided. The customer benefits from the integrated service over the contract term and each time increment is substantially the same. Therefore, the outsourced salon operations are considered a “series” of distinct services and are treated as a single performance obligation. The term of the Service Agreement is typically five years. Under the Service Agreement, the Company is reimbursed for the costs of operating the salon and will recognize revenue from the reimbursement of costs using the as-invoiced practical expedient. Furthermore, the Company will receive a certain portion of the excess profit, which is considered variable consideration. This success fee will be constrained until there is greater than 70% probability that there will be no future reversal of revenue.

Franchise Revenue

Franchise revenue is comprised of (i) franchise fees, (ii) royalty income, (iii) staffing service revenue, (iv) sublease revenue, and (v) other franchise revenues. The Company and the franchisee enter into a franchise agreement which sets forth the standard terms and conditions of operating the franchised salon, as well as the fees and royalties over the term of the agreement. In most cases, an outsourcing agreement, is also entered into in conjunction with the franchise agreement that specifies the terms of the sublease arrangement with the franchisee. Upon the franchisee's request, the Company's therapists are dispatched to franchise locations and franchisees must pay dispatch fees in accordance with the dispatched employees' position.

(i) Franchise fees

The Company receives the entire non-refundable initial franchise fees from the franchisee based on franchise agreement. The franchise agreement typically has an initial term of five years. The services for operating the franchised salon provided by the Company under franchise contract are not separately identifiable within the contract and are interrelated with the franchise right granted in the franchise agreement. As such the services are considered to represent a single performance obligation. The franchise agreement could be renewed prior to expiration by mutual consent and renewal franchise fees are paid by franchisee upon renewal of agreement. Initial franchise fees and expected renewal franchise fees are recognized as revenue ratably using the time-based input method over the expected average contract life (7-10 years), instead of the contract term, as there is a material right related to renewals.

(ii) Royalty income

The Company collects royalties, an amount calculated by multiplying a certain percentage to gross sales, on a monthly basis. The royalties are subject to the sales- and usage-based royalties constraint and are recognized as revenues based on the monthly royalty earned where such amount is determined on the basis of gross sales made from each salon.

(iii) Staffing service revenue

The Company also generates revenue from providing its therapists to franchisees, which are recognized as revenues based on the total number of working hours of the agency worker during the dispatched period. The Company has elected the 'as-invoiced' practical expedient for its staffing services where the fixed rate per hour is invoiced to the customer.

(iv) Sublease revenue

The Company leases the premises in which the majority of its franchisees operate, where the Company retains the head lease primary obligation, and has entered into corresponding sublease arrangements with franchisees. Revenues from sublease transactions with franchisees are recognized on a straight-line basis over the respective operating lease terms, or at the time of the underlying sales for variable lease payments, in accordance with Accounting Standards Codification ("ASC") 842 Leases ("ASC 842").

(v) Other franchise revenues

Other franchise revenues include other services provided to franchisees separately from the franchise agreements and include advertising, training, studio construction and hiring support. These services are primarily recognized as revenues when services are provided. The Company has elected the 'as-invoiced' practical expedient for its studio construction services where the consideration is invoiced to the customer.

Other Revenues

Other revenues are primarily from the Digital Preventive Healthcare segment, which include revenues from serving implementation of health and wellness programs (Specific Health Guidance Program), as well as wearable device service (MOTHER Bracelet®), and are recognized when services are provided or the ownership of products are transferred.

See Note 13 for further disclosures required under ASC 606 and Recently Adopted Accounting Pronouncements below for impacts of the ASC606 adoption.

Revenue is recognized net of consumption tax collected from customers and subsequently remitted to governmental authorities.

Advertising Expenses

Advertising Expenses

Advertising costs are expensed as incurred and are recorded in selling, general and administration expenses in the consolidated statements of operation. Advertising expenses for the years ended December 31, 2022, 2021 and 2020 were ¥135,127 thousand, ¥130,959 thousand and ¥92,460 thousand, respectively.

Stock-Based Compensation

Stock-Based Compensation

The Company measures the cost of employee services received in exchange for an award of equity instruments at the fair value of the award on the grant date and recognizes the cost over the requisite service period which the employee is required to provide services in exchange for the award. Compensation expenses are recognized on a straight-line basis over the requisite service period of the awards which are expected to be vested. The Company accounts for forfeitures as they occur. The Company uses option pricing methods that require the input of subjective assumptions, including the expected term, expected volatility, dividend yield and risk-free interest rate.

The Company estimates the likelihood and the rate of achievement for performance sensitive stock-based awards at the end of each reporting period. Changes in the estimated rate of achievement can have a significant effect on the recorded stock-based compensation expense as the effect of a change in the estimated achievement level is recognized in the period the change occurs.

Income Taxes

Income Taxes

Deferred income taxes reflect the impact of temporary differences between assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes and tax loss carryforwards. These deferred taxes are measured using the currently enacted tax rates in effect for the year in which the temporary differences or tax loss carryforwards and tax credits are expected to reverse.

Valuation allowances are provided against deferred tax assets when it is more likely than not that a tax benefit will not be realized. The Company considers all available evidence (both positive and negative) when determining whether a valuation allowance is required, with emphasis on its past operating results, the existence of cumulative losses in the most recent years and its forecast of near-term taxable income. The Company recognizes the financial statement effect of uncertain tax positions when it is more likely than not, based on the technical merits, that the tax positions will be sustained upon examination by the tax authorities. Benefits from tax positions that meet the more-likely-than-not recognition threshold are measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Accrued interest and penalties related to the unrecognized tax benefits are included in income tax expense (benefit) in the consolidated statements of operation.

The Company recognizes penalties related to income taxes within the selling, general and administrative expenses line in the consolidated statements of operations. Interest related to income taxes will be recognized in interest expense in the consolidated statements of operations.

Earnings (Loss) Per Share

Earnings (Loss) Per Share

Basic and diluted earnings (loss) per common share are presented in conformity with the two-class method required for participating securities. Basic net income (loss) attributable to the Company per common share is computed by dividing net income (loss) attributable to the Company by the weighted-average number of shares of common stock outstanding during the year. Diluted net income attributable to the Company per common share reflects the potential dilutive effect of stock options. (See Note 15)

Recently Adopted Accounting Pronouncements and Recently Issued Accounting Pronouncements Not Yet Adopted

Recently Adopted Accounting Pronouncements

Revenue from Contracts with Customers

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (“ASC 606”). The standard provides principles for recognizing revenue for the transfer of promised goods or services to customers in the amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. Additionally, the guidance requires improved disclosure to help users of financial statements better understand the nature, amount, timing, and uncertainty of revenue that is recognized. The new guidance supersedes most current revenue recognition guidance, including industry-specific guidance. In June 2020, the FASB issued ASU No. 2020-05, Revenue from Contracts with Customers (ASC 606) and Leases (ASC 842) -Effective Dates for Certain Entities. The standard permits private entities that have not yet issued their financial statements or made financial statements available for issuance as of June 3, 2020 to adopt ASC 606 for annual reporting periods beginning after December 15, 2019.

The Company adopted ASU 606 as of January 1, 2020 using the modified retrospective method of adoption for contracts that were not completed as of the adoption and recognized a cumulative-effect adjustment to accumulated deficit of ¥(458,823) thousand. Revenues are recognized when control of the promised goods or services are transferred to the customers, in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. As a result, the Company has changed its accounting policy for revenue recognition of franchise fees as detailed below. The adoption of this new guidance did not have a material impact for revenue recognition other than franchise fees. The comparative periods have not been adjusted and continue to be reported under the previous revenue recognition guidance. The details of the significant changes are discussed below.

Franchise fees

The adoption of the new revenue recognition guidance changed the timing of recognition of initial franchise fees and renewal franchise fees. Prior to the adoption of ASC 606, the Company recognized revenue under FASB Topic 605 Revenue Recognition (“ASC 605”). Under ASC 605, initial franchise fees are recognized as revenue when the franchised relaxation salon is opened as all material services and conditions related to the initial franchise fee have been substantially performed by the opening date. In addition, under ASC 605, renewal franchise fees are recognized as revenues at the beginning of the renewal term. Under the new revenue recognition guidance, the services for operating the franchised salon provided by the Company under franchise contract are not separately identifiable within the contract, and are interrelated with the franchise right granted in the franchise agreement. As such the services are considered to represent a single performance obligation. Therefore initial franchise fees and expected renewal franchise fees are recognized as revenue ratably over the expected average contract life (7 -10 years), instead of the contract term, as there is a material right related to renewals.

Income Taxes

In December 2019, the FASB issued ASU 2019-12 Income Taxes - Simplifying the Accounting for Income Taxes (Topic 740), which simplifies various aspects of the income tax accounting guidance and will be applied using different approaches depending on what the specific amendment relates to and, for public entities, are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. The Company adopted this standard on January 1, 2021. The adoption of this standard did not have a material effect on its financial position or results of operations.

Acquired Contract Assets and Contract Liabilities

In October 2021, the FASB issued ASU 2021-08 Business Combinations (Topic 805): Accounting for Acquired Contract Assets and Contract Liabilities, which improves comparability for both the recognition and measurement of acquired revenue contracts with customers at the date of and after a business combination by providing consistent recognition guidance. This standard is effective for fiscal years beginning after December 15, 2022. Early adoption is permitted, including in an interim period, for any period for which financial statements have not yet been issued. The Company early adopted this standard as of January 1, 2021 and applied the adoption to its acquisitions in 2021. The adoption of this standard did not have a material effect on its financial position or results of operations.

Recently Issued Accounting Pronouncements Not Yet Adopted

Credit Losses

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which requires measurement and recognition of expected credit losses for financial assets measured at amortized cost, including accounts receivable, upon initial recognition of that financial asset using a forward-looking expected loss model, rather than an incurred loss model. In November 2019, the FASB issued ASU No. 2019-10, Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842). The standard defers the effective dates of ASU 2016-13 for SEC filers that are eligible to be smaller reporting companies, non-SEC filers and all other companies. As a result, Topic 326 is effective for interim and annual reporting periods beginning in 2023. The Company is currently evaluating the impact of adoption of the new standard on its consolidated financial statements.

Investments

In January 2020, the FASB issued ASU 2020-01, Investments-Equity Securities (Topic 321), Investments-Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815): Clarifying the Interactions between Topics 321, 323 and 815. The new standard addresses accounting for the transition into and out of the equity method and measurement of certain purchased options and forward contracts to acquire investments. The standard is effective for the Company for fiscal years and interim periods beginning after December 15, 2021, with early adoption permitted. Adoption of the standard requires changes to be made prospectively. The Company is currently evaluating the impact of adoption of the new standard on its consolidated financial statements.

Reference Rate Reform

On January 7, 2021, the FASB issued ASU 2021-01, Reference Rate Reform (Topic 848): Scope, which refines the scope of Accounting Standards Codification Topic 848, Reference Rate Reform, and clarifies some of its guidance as part of the FASB's ongoing monitoring of global reference rate reform activities. The standard permits entities to elect certain optional expedients and exceptions when accounting for derivative contracts and certain hedging relationships affected by changes in the interest rates used for discounting cash flows, computing variation margin settlements, and calculating price alignment interest in connection with reference rate reform activities under way in global financial markets. The Company is currently evaluating the impact of adoption of the new standard on its consolidated financial statements.